Employee Benefit Expenses - Schedule of Amount Recorded Before-Tax in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
HMH Holding BV And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ (1,811)	$ 70